Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) Asset_Group	Mar. 31, 2022 USD ($) Asset_Group	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets	¥ 328,154	$ 51,765	¥ 341,802	¥ 331,294
Impairment of Intangible Assets (Excluding Goodwill)	¥ 48,890	$ 7,712	0	¥ 0
Number Of Intangible Asset Groups | Asset_Group	2	2
Impairment of intangible assets	¥ 48,862
Ruisha Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			¥ 49,400
Broadcasting License Acquired
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	38,690
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	2,100
Internet Domain Names
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	¥ 8,072